Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive income (loss) by component are as follows:

In thousands	Pension and Postretirement Benefit Plans	Cumulative Translation Adjustments	Total
December 31, 2014	$(30,959)	$(28,205)	$(59,164)
Other comprehensive income (loss) before reclassifications	(90)	(28,678)	(28,768)
Amounts reclassified out of accumulated comprehensive income (loss)	90	—	90
Net current period other comprehensive income (loss)	—	(28,678)	(28,678)
March 31, 2015	$(30,959)	$(56,883)	$(87,842)

Accumulated Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive income (loss) by component are as follows:

In thousands	Pension and Postretirement Benefit Plans	Cumulative Translation Adjustments	Total
Balance - December 29, 2012	$(13,766)	$(1,003)	$(14,769)
Other comprehensive income (loss) before reclassifications	(2,519)	8,709	6,190
Amounts reclassified out of accumulated comprehensive income (loss)	473	—	473
Net current period other comprehensive income (loss)	(2,046)	8,709	6,663
Balance - December 28, 2013	(15,812)	7,706	(8,106)
Other comprehensive income (loss) before reclassifications	(15,201)	(35,911)	(51,112)
Amounts reclassified out of accumulated comprehensive income (loss)	54	—	54
Net current period other comprehensive income (loss)	(15,147)	(35,911)	(51,058)
Balance - December 31, 2014	$(30,959)	$(28,205)	$(59,164)

Reclassification out of Accumulated Other Comprehensive Income
Amounts reclassified out of Accumulated other comprehensive income (loss) is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Pension and other postretirement benefit plans:
Net amortization of actuarial gains (losses)	$91	$1
Curtailment / settlement gain (loss)	—	—
Total reclassifications, before tax	91	1
Income tax (provision) benefit	(1)	(1)
Total reclassifications, net of tax	$90	$—